NOTES PAYABLE (Details Narrative) - USD ($)									12 Months Ended
	Jan. 15, 2021	Apr. 15, 2020	Apr. 09, 2020	Jan. 11, 2019	Nov. 05, 2018	Aug. 10, 2018	Mar. 29, 2018	Mar. 02, 2018	Dec. 31, 2021	Dec. 20, 2021	Dec. 31, 2020	Aug. 25, 2020	May 27, 2020	May 05, 2020	Oct. 31, 2011
Short-Term Debt [Line Items]
Notes payable									$ 1,309,461		$ 1,250,014
ITA [Member] | Unsecured Debt [Member] | SBA [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount									149,169				$ 149,900
NVL [Member] | Unsecured Debt [Member] | SBA [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage												3.75%
Debt Instrument, Face Amount									113,400			$ 113,400
Paycheck Protection Program CARES Act [Member]
Short-Term Debt [Line Items]
Notes payable									$ 20,800					$ 20,800
Credit Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage									12.00%
Debt instrument term	24 months
Line of credit facility, maximum borrowing capacity				$ 200,000
Line of credit facility, commitment amount									$ 200,000
Notes and loans payable, current									0		200,000
Unsecured Loan Commitment [Member] | CMA [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage							0.00%
Unsecured Loan Commitment [Member] | CMA [Member] | Amigh LLC [Member]
Short-Term Debt [Line Items]
Debt instrument term							3 years
Debt Instrument, Face Amount							$ 80,000
Unsecured Loan Agreement [Member] | Trident Water [Member] | FVP Servicing [Member]
Short-Term Debt [Line Items]
Debt instrument interest percentage										12.00%
Debt Instrument, Face Amount									$ 500,000	$ 500,000
Debt Instrument, Maturity Date									Dec. 20, 2023
Term Loan Commitment [Member]
Short-Term Debt [Line Items]
Notes payable									$ 91,758		169,208
Debt instrument interest percentage				8.50%
Debt instrument term				3 years
Debt Instrument, Face Amount				$ 300,000
Grand Slam Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount															$ 735,714
Loan Note [Member]
Short-Term Debt [Line Items]
Notes payable									$ 434,560		$ 464,560
Net profit percentage															25.00%
Debt Instrument, Annual Principal Payment															$ 30,000
Joseph B. Frost [Member] | Unsecured Promissory Note One [Member]
Short-Term Debt [Line Items]
Notes payable								$ 40,000
Debt instrument interest percentage								20.00%
Debt instrument term								1 year
Joseph B. Frost [Member] | Unsecured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Notes payable						$ 13,000
Debt instrument interest percentage						20.00%
Debt instrument term						6 months
Joseph B. Frost [Member] | Unsecured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Notes payable					$ 500
Debt instrument interest percentage					8.00%
Debt instrument term					6 months
Robert Kanuth [Member] | Unsecured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Notes payable			$ 1,500
Debt instrument interest percentage			8.00%
Debt instrument term			1 year
Robert Kanuth [Member] | Unsecured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Notes payable		$ 4,200
Debt instrument interest percentage		8.00%
Debt instrument term		1 year